Profit Sharing Plan and 401(k) Plan	12 Months Ended
Dec. 31, 2011
Profit Sharing Plan and 401(k) Plan [Abstract]
Profit Sharing Plan and 401(k) Plan

I. Profit Sharing Plan and 401(k) Plan

We have a profit sharing and 401(k) plan that covers substantially all employees and allows for discretionary contributions by us. We made no contributions to this plan for the three-year period ended December 31, 2010.